Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Reconciles the expected income taxes
	31 December 2017	31 December 2016
Net loss and comprehensive loss for the year	$314,338	$(272,193)
Statutory income tax rate	26.00%	26.00%
Deferred tax (recovery)	81,728	(70,770)
Differences resulting from:
Non-deductible items	5,531	4,391
Change in estimates	(22,138)	44,611
Losses expired	-	17,052
Foreign tax rate difference	-	(29,048)
Change in deferred tax asset not recognized and others	(65,121)	33,764
Provision for income taxes	$-	$-

Temporary differences of assets and liabilities
	31 December 2017	31 December 2016
Canada
Non-capital loss carryforwards	$7,032,919	$6,489,308
Exploration and evaluation assets	10,485,844	9,861,577
Capital losses	15,731	14,699
Property and equipment	11,556	17,591
Financial instrument	-	14,850
Investment tax credit	58,463	54,627
Financing cost	321	756
Unrecognized deductible temporary differences	17,604,834	16,453,408
USA
Net operating loss carryforwards	$25,290,182	$25,171,390
Property and equipment	84,433	104,260
Mineral property	1,269,948	1,719,145
Unrecognized deductible temporary differences	26,644,563	26,994,795

Non-capital loss carryforwards
Year of Expiry	Taxable Loss
2026	1,317,832
2027	1,469,041
2028	928,047
2029	894,907
2030	577,424
2031	635,629
2032	851,237
2033	176,918
2035	115,755
2036	66,129
Total	$7,032,919

Net operating loss carryforwards
Year of Expiry	Taxable Loss
2018	419,779
2019	363,828
2020	266,513
2021	153,755
2022	289,940
2023	228,989
2024	1,582,719
2025	1,056,097
2026	1,063,847
2027	1,441,550
2028	1,999,239
2029	1,334,762
2030	1,700,442
2031	1,721,728
2032	1,336,369
2033	1,317,217
2034	1,271,214
2035	1,017,605
2036	6,572,916
2037	151,673
Total	$25,290,182